Document and Entity Information	12 Months Ended
Oct. 15, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	ALLIANCEBERNSTEIN GROWTH & INCOME FUND INC
Central Index Key	0000029292
Amendment Flag	false
Document Creation Date	Oct. 15, 2013
Document Effective Date	Oct. 15, 2013
Prospectus Date	Oct. 15, 2013